ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Reserves (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Current income required to be appropriate to legal reserve (as a percent)	5.00%
Required legal reserve, as percent to capital stock and capital adjustment	20.00%
Current year net income post previous years' adjustments to legal reserve (as a percent)	20.00%
Equity	$ 798,799,014	$ 743,991,088	$ 680,883,067
Argentine Central Bank [member]
Equity	822,606,442
Cost of treasury shares
Equity	(9,482,546)	$ (1,482,746)
Cost of treasury shares | Argentine Central Bank [member]
Equity	$ (21,167,430)